Significant commitments and contingencies	12 Months Ended
Dec. 31, 2018
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Significant commitments and contingencies
30.	Significant commitments and contingencies

Operating leases commitments

ChipMOS Taiwan entered into several operating lease contracts for land. These renewable operating leases will expire by 2032 and 2034.

ChipMOS USA entered into several operating lease contracts for office space. These renewable operating leases will expire by 2019 and 2020.

Future minimum lease obligation payable under those leases are as follows:

	December 31, 2017	December 31, 2018	December 31, 2018
	NT$000	NT$000	US$000
Within 1 year	39,342	68,631	2,242
1 to 5 years	130,182	140,137	4,578
Over 5 years	139,899	111,446	3,641

	309,423	320,214	10,461

Capital commitments

Capital expenditures that are contracted for, but not provided for are as follows:

	December 31, 2017	December 31, 2018	December 31, 2018
	NT$000	NT$000	US$000
Property, plant and equipment	2,178,262	2,508,797	81,960

Other commitments

A letter of guarantee was issued by Bank of Taiwan to the Customs Administration of the Ministry of Finance for making payment of customs-duty deposits when importing. The amount of letter of guarantee will occupy the credit lines for short-term loans of ChipMOS Taiwan. As of December 31, 2017 and 2018, the amount of NT$97,500 thousand and NT$97,500 thousand (US$3,185 thousand), respectively are guaranteed by Bank of Taiwan.

As described in Note 31, as of October 31, 2016, the Company merged with its former parent company, ChipMOS Bermuda and as a result, the Company deducted unappropriated retained earnings by NT$5,052,343 thousand. The Company has filed an application to the National Taxation Bureau of the Northern Area, Ministry of Finance to apply the accumulated deficit amount, derived from subtracting the aforementioned amount from unappropriated retained earnings generated prior to year 2015 (not including 2015 unappropriated retained earnings), as a deduction in the calculation of years 2015 and 2016 additional 10% tax on unappropriated retained earnings.